Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	STATE STREET INSTITUTIONAL INVESTMENT TRUST
Prospectus Date		rr_ProspectusDate	Apr. 30, 2015
State Street Equity 500 Index II Portfolio
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	STATE STREET EQUITY 500 INDEX II PORTFOLIO
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The State Street Equity 500 Index II Portfolio (the “Equity 500 Index II Portfolio” or the “Portfolio”) seeks to provide investment results that, before expenses, correspond generally to the total return of the S&P 500® Index (the “S&P 500” or sometimes referred to in context as the “Index”).
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Equity 500 Index II Portfolio. The Portfolio’s shares are offered exclusively to investors that pay fees to SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the Portfolio’s investment adviser, or its affiliates; the Portfolio pays no Management Fee to SSGA FM, as shown in the table below.
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The Equity 500 Index II Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. Portfolio turnover expenses could increase the deviation between the Portfolio’s return and the return of the Index. During the period from August 11, 2014 (the date the Portfolio commenced operations) to December 31, 2014, the Portfolio’s portfolio turnover rate was 4% of the average value of its portfolio.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	4.00%
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Equity 500 Index II Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example reflects the Fund’s fee waiver and/or expense reimbursement only in the periods for which the fee waiver and/or expense reimbursement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio uses a passive management strategy designed to track the performance of the S&P 500. The Index is a well-known stock market index that includes common stocks of 500 companies from a number of sectors representing a significant portion of the market value of all stocks publicly traded in the United States.

The Portfolio is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Portfolio, using a “passive” or “indexing” investment approach, seeks to provide investment results that, before expenses, correspond generally to the total return of the S&P 500.

The Portfolio generally intends to invest in all stocks comprising the S&P 500 in approximate proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all stocks in those weightings. In those circumstances, the Portfolio may purchase a sample of the stocks in the Index in proportions expected by the Portfolio’s investment adviser, SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), to match generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Portfolio may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. Under normal circumstances, the Portfolio generally invests substantially all, but at least 80%, of its net assets (plus borrowings, if any) in securities comprising the Index or in securities that the Adviser determines have economic characteristics that are comparable to the economic characteristics of securities that comprise the Index. The notional value of the Portfolio’s investments in derivatives or other synthetic instruments that provide exposures comparable, in the judgment of the Adviser, to investments in the Index may be counted toward satisfaction of this 80% policy. The Portfolio will provide shareholders with at least 60 days’ notice prior to any material change in this 80% investment policy. In addition, the Portfolio may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

In addition, the Portfolio may at times purchase or sell futures contracts, or options on those futures, in lieu of investing directly in the stocks making up the Index. The Portfolio might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Portfolio might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Portfolio may also enter into other derivatives transactions, including the use of options or swap transactions, in lieu of investing directly in the stocks making up the Index. The Portfolio may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Portfolio (including funds advised by the Adviser).

There is no assurance that the Equity 500 Index II Portfolio will achieve its investment objective, and you could lose money, possibly your entire investment, by investing in the Portfolio.
Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	General risks associated with the Portfolio’s investment policies and investment strategies are discussed below. The Portfolio is not intended to be a complete investment program, but rather is intended for investment as part of a diversified investment portfolio. Investors should consult their own advisers as to the role of the Portfolio in their overall investment programs.
  Counterparty Risk.    The Portfolio will be subject to credit risk with respect to the counterparties with which the Portfolio enters into derivatives contracts, repurchase agreements, reverse repurchase agreements, and other transactions. If a counterparty fails to meet its contractual obligations, the Portfolio may be unable to terminate or realize any gain on the investment or transaction, or to recover collateral posted to the counterparty, resulting in a loss to the Portfolio. If the Portfolio holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty.
  Derivatives Risk.    Derivative transactions can create investment leverage and may be significantly volatile. It is possible that a derivative transaction will result in a much greater loss than the principal amount invested, and the Portfolio may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Portfolio’s margin, or otherwise honor its obligations. A derivatives transaction may not behave in the manner anticipated by the Adviser or may not have the effect on the Portfolio anticipated by the Adviser.
  Equity Investing Risk.    The market prices of equity securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer and also may decline due to general industry or market conditions that are not specifically related to a particular company. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
  Index Tracking Risk.    The Portfolio’s return may not match the return of the Index. The Portfolio incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the Portfolio may not be fully invested at times. The Adviser attempt to replicate the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Portfolio’s return and that of the Index. Index tracking risk may be heightened during times of increased market volatility or other unusual market conditions.
  Large-Cap Companies Risk.    Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies.
  Large Shareholder Risk.    To the extent a large proportion of the shares of the Portfolio or held by a small number of shareholders (or a single shareholder), including funds or accounts over which the Adviser has investment discretion, the Portfolio is subject to the risk that these shareholders will purchase or redeem Portfolio shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser. These transactions could adversely affect the ability of the Portfolio to conduct its investment program.
  Market Risk.    The Portfolio’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets.
  Passive Strategy/Index Risk.    The Portfolio will seek to replicate Index returns regardless of the current or projected performance of the Index or of the actual securities comprising the Index. As a result, the Portfolio’s performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Portfolio. The Portfolio’s performance may not match that of the Index.
  Re-Balancing Policy Risk.    The Portfolio may be re-balanced only periodically against its Index. The Portfolio’s holdings may, over time during the period between re-balancings, differ increasingly from those of the Index, potentially to a significant degree, resulting in increased variances between the performance of the Portfolio and the Index. Re-balancing the Portfolio produces transactions costs.
  Risk of Investment in Other Pools.    If the Portfolio invests in another pooled investment vehicle, it is exposed to the risk that the other pool will not perform as expected and is exposed indirectly to all of the risks applicable to an investment in such other pool. The investment policies of the other pool may not be the same as those of the Portfolio; as a result, an investment in the other pool may be subject to additional or different risks than those to which the Portfolio is typically subject. The Portfolio bears its proportionate share of the fees and expenses of any pool in which it invests. The Adviser or an affiliate may serve as investment adviser to a pool in which the Portfolio may invest, leading to potential conflicts of interest. It is possible that other clients of the Adviser or its affiliates will purchase or sell interests in a pool sponsored or managed by the Adviser or its affiliates at prices and at times more favorable than those at which the Portfolio does so.
The Portfolio’s shares will change in value, and you could lose money by investing in the Portfolio. The Portfolio may not achieve its investment objective. An investment in the Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]		rr_RiskLoseMoney	The Portfolio’s shares will change in value, and you could lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock	Performance information for the Portfolio has been omitted because the Portfolio does not have a calendar’s year worth of performance as of the date of this Prospectus. Performance information provides some indication of the risks of investing in the Portfolio and compares the Portfolio’s performance with that of an index or other benchmark. A portfolio’s past performance (both before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance One Year or Less [Text]		rr_PerformanceOneYearOrLess	Performance information for the Portfolio has been omitted because the Portfolio does not have a calendar’s year worth of performance as of the date of this Prospectus.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	A portfolio’s past performance (both before and after taxes) is not necessarily an indication of how the fund will perform in the future.
State Street Equity 500 Index II Portfolio | State Street Equity 500 Index II Portfolio
Risk/Return:		rr_RiskReturnAbstract
Management Fee		rr_ManagementFeesOverAssets
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets
Other Expenses		rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.04%
Fee Waiver and/or Expense Reimbursement	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total Annual Fund Operating Expenses	[2]	rr_NetExpensesOverAssets	0.03%
1 Year		rr_ExpenseExampleYear01	$ 3
3 Years		rr_ExpenseExampleYear03	$ 12

[1]	The Portfolio's investment adviser is contractually obligated until April 30, 2016 to waive its management fee and/or to reimburse the Portfolio for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, and distribution, shareholder servicing, and sub-transfer agency expenses) exceed 0.03% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the Portfolio's Board of Trustees.
[2]	After Fee Waiver and/or Expense Reimbursement